Trust pass-through securities	12 Months Ended
Dec. 31, 2017
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Trust pass-through securities

35 Trust pass-through securities

	Coupon rate	Coupon date	Year of issue	Year of maturity	Year of next call	2017	2016
USD 225 million 1)	7.65%	Semi-annually, December 1	1996	2026	n.a.	91	109
USD 190 million 1)	7.625%	Semi-annually, November 15	1997	2037	n.a.	41	47
At December 31						133	156

[1]	Issued by a subsidiary of, and guaranteed by Aegon N.V.

Trust pass-through securities are securities through which the holder participates in a trust. The assets of these trusts consist of junior subordinated deferrable interest debentures issued by Transamerica Corporation. The trust pass-through securities carry provisions with regard to deferral of distributions for extension periods up to a maximum of 10 consecutive semi-annual periods. The trust pass-through securities are subordinated to all other unsubordinated borrowings and liabilities of Transamerica Corporation.

There were no defaults or breaches of conditions during the period.

The fair value of these loans amounted to EUR 137 million (2016: EUR 141 million).